Net (Losses)/Gains on Sales of Loans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Netlossesgains On Sales Of Loans [Abstract]
Net (losses)/gains on sales of loans	¥ 149,631,456	¥ 75,959,140	¥ (16,697,259)